JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO,

a series of THE SARATOGA ADVANTAGE TRUST

Class I	(Ticker: JAIMX)
Class A	(Ticker: JAAMX)
Class C	(Ticker: JACMX)

Supplement dated June 7, 2018 to the Prospectus (the “Prospectus”) and the Statement of Information (the “SAI”), each dated December 29, 2017

This Supplement updates and supersedes any contrary information contained in the Prospectus, the SAI or any supplements thereto with respect to the James Alpha Multi Strategy Alternative Income Portfolio (the “Portfolio”).

Effective June 7, 2018, Yorkville Capital Management LLC (“Yorkville”) no longer serves as a sub-adviser to the Portfolio. Therefore, all references to Yorkville and to Darren R. Schuringa, James A. Hug, Leonard Edelstein and William N. Hershey as portfolio managers of the Portfolio are hereby deleted. Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay, PhD of James Alpha Advisors, LLC, the Portfolio’s manager, are directly managing the Portfolio’s master limited partnership strategies.

Reference is made to the section entitled “Portfolio Managers” located on page 10 of the Prospectus. The following information is added as the fourth portfolio manager listed in the table under this section:

Portfolio Manager	Primary Title
Akos Beleznay, PhD	Chief Investment Officer of the Manager, and has managed the Portfolio since June 2018.

Reference is made to the section entitled “Portfolio Managers”, sub-heading “Manager” beginning on page 21 of the Prospectus. The first paragraph under this section is amended to read:

Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay, PhD are responsible for the day-to-day management of the segment of the Portfolio’s portfolio managed by the Manager, as well as for oversight of the Portfolio’s portfolio managed by the Sub-Advisers.

The following information is added as the fifth paragraph under this section on page 22 of the Prospectus:

Akos Beleznay, PhD serves as Chief Investment Officer of the Manager and is responsible for managing research and asset allocation for the Manager. Prior to joining the Manager, Dr. Beleznay was the Chief Investment Officer at Riverside, the asset management arm of HFR (Hedge Fund Research, Inc.) managing over one billion dollars of fund of hedge fund products. Before Riverside, Dr. Beleznay served as the Chief Investment Officer at Commerce Asset Management and CSG Asset Management with responsibility for managing funds of hedge funds and a hedge fund index replication product. Dr. Beleznay also served as the Director of Consulting Research for Equitas Capital Advisors, LLC from 2002 to 2010 and the Chief Investment Officer of Equitas Evergreen Fund LP, a fund of hedge funds with $300 million in assets, from 2003 to 2010. Dr. Beleznay has a PhD degree in Physics from Eotvos Lorand University, Hungary and an MBA from Tulane University.

Please retain this supplement for future reference.

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO,

a series of THE SARATOGA ADVANTAGE TRUST

Class S	(Ticker: JASMX)

Supplement dated June 7, 2018 to the Prospectus (the “Prospectus”) and the Statement of Information (the “SAI”), each dated December 29, 2017

This Supplement updates and supersedes any contrary information contained in the Prospectus, the SAI or any supplements thereto with respect to the James Alpha Multi Strategy Alternative Income Portfolio (the “Portfolio”).

Effective June 7, 2018, Yorkville Capital Management LLC (“Yorkville”) no longer serves as a sub-adviser to the Portfolio. Therefore, all references to Yorkville and to Darren R. Schuringa, James A. Hug, Leonard Edelstein and William N. Hershey as portfolio managers of the Portfolio are hereby deleted. Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay, PhD of James Alpha Advisors, LLC, the Portfolio’s manager, are directly managing the Portfolio’s master limited partnership strategies.

Reference is made to the section entitled “Portfolio Managers” located on page 41 of the Prospectus. The following information is added as the fourth portfolio manager listed in the table under this section:

Portfolio Manager	Primary Title
Akos Beleznay, PhD	Chief Investment Officer of the Manager, and has managed the Portfolio since June 2018.

Reference is made to the section entitled “Portfolio Managers” beginning on page 86 of the Prospectus. The first sentence of the fifth paragraph under this section is amended to read:

Kevin R. Greene, James S. Vitalie, Michael J. Montague, and Akos Beleznay, PhD are responsible for the day-to-day management of the segment of the James Alpha Multi Strategy Alternative Income Portfolio’s portfolio managed by the Manager, as well as for oversight of the Portfolio’s portfolio managed by the Sub-Advisers.

The fifth sentence of the fifth paragraph under this section is deleted in its entirety.

Please retain this supplement for future reference.